Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Accounting Standards Adopted in Current Year and Recently Issued Accounting Pronouncements
3.	Accounting Standards Adopted in Current Year
In October 2021, the Financial Accounting Standards Board (the “FASB”) issued updated guidance to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to (i) recognition of an acquired contract liability and (ii) payment terms and their effect on subsequent revenue recognized by the acquirer. The amendments in this update require an acquiring entity to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The effective date of the new guidance for public companies is for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The new guidance should be applied prospectively to business combinations occurring on or after its effective date. On
January 2, 2022
, the Company
early adopted
this updated guidance on a prospective basis, which did
no
t have a material impact on its consolidated financial statements.
In March 2020, the FASB issued Accounting Standards Update (“ASU”)
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial
Reporting.
In January 2021, the FASB clarified the scope of this guidance with the issuance of ASU
2021-01,
Reference Rate Reform: Scope.
ASU
2020-04
provides optional expedients and exceptions to account for contracts, hedging relationships and other transactions that reference LIBOR or another reference rate if certain criteria are met. In December 2022, this ASU was further updated with the issuance of ASU
2022-06,
Reference Rate Reform: Deferral of the Sunset Date of Topic 848
, which extends the sunset date of the guidance. ASU
2020-04
may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2024. The Company adopted
these ASUs on a prospective basis during the
fourth quarter of fiscal 2022
and does
no
t expect the adoption to have a material impact on its consolidated financial statements.
21.	Recently Issued Accounting Pronouncements
The Company has determined that recently issued accounting pronouncements are not expected to have a material impact on its consolidated financial statements.